Defined Asset Funds [SM]

Concept Series

2000

A

Capital Appreciation
Fundamental Research

IRA Ideal!

Internet
Portfolio

The Internet and its technology have transformed our world, carving out new channels of communication, connection and opportunity.

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on-line

As flagship for the information age, the Internet has come a great distance in just a few short years. Though still young, the medium and its technology have already transformed our world, carving out new channels of communication, connection and opportunity. With so many developments at such a fast pace, making investment decisions in this new frontier can challenge even experienced investors. Now, Defined Asset Funds [SM] offers you a professionally selected portfolio for investing in the potential of the Internet with our new...

Internet Portfolio

Defined Asset Funds - Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important - your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.


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At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind - yours.

The Internet: Today and Beyond

What will shape the next decade of the Internet era? Will today's star performers continue to be industry leaders? Which companies will emerge as tomorrow's stars?

The rapid evolution of this industry has left many investors wondering which trends will dominate the coming years. Although day-to-day market performance can vary widely, we believe certain trends have begun to emerge. While there can be no guarantee of results, the industry and its investors may potentially benefit from:

o Universal Access - The ability to access any information, over any network, from any device, is on the way and will affect the system worldwide.

o Internet Appliances - These products go beyond desktop PCs, to include Internet-connected telephones, televisions, pagers, hand-held games, personal planners and other devices, as well as the software, hardware, content and service providers to support them.

o e-Commerce - Ever more consumers are purchasing goods and services online, and new providers are springing up to meet this demand.

The Portfolio

The Internet Portfolio seeks capital appreciation by investing in 33 leading companies from the Internet industry, including service providers, e-commerce, equipment/networking and software firms. Selected by the Defined Asset Funds Research Group, these companies are significant in this industry, providing computers, peripheral components, software and hardware to support Internet-related commerce and communications. Portfolio stocks come from companies with market capitalizations of $1.9 billion to over $350 billion, and each reported positive earnings in their latest fiscal year. Of course, there can be no assurance of future earnings.

The Portfolio will hold its stocks for about one year. At the end of that time, you can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge.

The Sectors


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Software producers will likely experience strong earnings growth as Internet
Service Providers (ISPs) continually upgrade their services, new applications improve accessibility and companies outsource data-intensive operations such as billing.

Equipment/Networking firms are gearing up to meet the rising demand for faster and better Internet connectivity and the technologies that support it. Networking companies will benefit from the need to link geographically dispersed networks to a single infrastructure, and computer makers will continue to refine their products to become more user-friendly and economical.

Internet Service Providers derive the bulk of their revenue from customers' monthly fees for Internet access and from online advertising fees. As the Internet experiences exceptional growth, it is changing the lives of millions of users and creating opportunities for creative service providers around the globe.

e-Commerce is still in its infancy, but is expected to grow enormously over the next two years as individuals and corporations increasingly buy and sell products and services online. Improved transaction security has added to this remarkable growth.

A Defined Portfolio

Internet Software

Check Point Software Technologies, Ltd.                                     CHKP
Check Point develops, markets and supports solutions for secure and reliable business-to-business communications over any Internet Protocol network.

i2 Technologies, Inc.                                                       ITWO
i2 delivers solutions that enable electronic Business Process Optimization
(eBPO) - a new layer of decision intelligence for planning and optimizing across multiple enterprises.

Legato Systems, Inc.                                                        LGTO
Legato Systems is a leader in the enterprise storage management software market. It develops, markets and supports network storage management software products.

Macromedia, Inc.                                                            MACR
Macromedia develops, markets and supports software and services for Web publishing and Web learning. Its shockwave.com operation designs, develops and markets products and services for online entertainment on the Web.


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Mercury Interactive Corporation                                             MERQ
Mercury Interactive develops, markets and supports a comprehensive suite of automated software testing solutions. It helps companies build better applications, from e-business/Internet transaction systems to enterprise resource planning, and other client/server applications.

Oracle Corporation                                                          ORCL
Oracle is a major vendor of database software and information management services. Its Oracle Exchange is an e-business solution for corporate buyers and sellers of goods and services.

Rational Software Corporation                                               RATL
Rational Software helps organizations develop and deploy e-business, Web, enterprise-wide, technical and embedded software through a combination of tools, services and software engineering best practices.

RSA Security, Inc.                                                          RSAS
RSA Security is a provider of enterprise network, application and data security solutions and technologies. RSA helps customers from a range of industries to conduct business securely, protect corporate information assets and facilitate business-to-business electronic commerce.

Siebel Systems, Inc.                                                        SEBL
Siebel Systems designs, develops, markets and supports a leading Web-based application software product family designed to meet the sales, marketing and customer service information system requirements of large multinational organizations.

VERITAS Software Corporation                                                VRTS
VERITAS Software is a leading enterprise-class application storage management software provider, with over 60 of the world's leading servers and operating systems integrating is software.

Internet Equipment/Networks
ADC Telecommunications, Inc.                                                ADCT
ADC Telecommunications derives most of its sales from broadband connectivity products. The company has had a strong emphasis on manufacturing fiber optic video transmission systems. The fiber access product markets have been growing significantly.

Broadcom Corporation                                                        BRCM
Broadcom is a leading developer of highly integrated silicon solutions that enable broadband digital data transmission.


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Cisco Systems, Inc.                                                         CSCO
Cisco is the world-wide leader in networking for the Internet. Cisco products include routers, LAN and ATM switches, dial-up access servers and network management software.

Dell Computer Corporation                                                   DELL
Dell is a leading direct marketer of computer systems, and a major computer vendor. It designs, develops, manufactures, markets, services and supports a wide range of computer systems.

EMC Corporation                                                             EMC
EMC designs, manufactures, markets and supports a wide range of storage-related hardware, software and service products for the mainframe, open systems and network computer storage markets worldwide.

Gateway, Inc.                                                               GTW
Gateway is a direct marketer of PCs and related products and services. The company sells its products directly to customers through three distribution channels - phone sales, Internet Web site and its Gateway Country stores.

Network Appliance, Inc.                                                     NTAP
Network Appliance is a leading provider of network storage and data access solutions.

Nokia Corporation                                                           NOK
Nokia is a global wireless and wireline telecommunications company. It pioneered the Nokia 9110 Communicator, an all-in-one mobile phone that offers fax, e-mail and Internet capabilities.

Nortel Networks Corporation                                                 NT
Nortel Networks is one of the five largest telecommunications equipment makers in the world. Products include switching, enterprise, wireless and broadband networks. Nortel delivers value to customers through Unified Networks solutions, spanning mission-critical telephony and Internet Protocol-optimized networks.

Sun Microsystems, Inc.                                                      SUNW
Sun Microsystems is a world-wide supplier of high-performance workstations, servers and networking software. Major products include "Hotjava" and "SunScreen."

Tellabs, Inc.                                                               TLAB


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Tellabs designs, manufactures, markets and services voice and data transport and network access systems.

Texas Instruments, Inc.                                                     TXN
Texas Instruments is a global semiconductor company and a designer and supplier of digital signal processing solutions. It is a fundamental player in the networking of today's society, with operations in wireless communications, semiconductors, signal processing, Internet and digital imaging.

Visual Networks, Inc.                                                       VNWK
Visual Networks provides reliable network infrastructure for the Internet and Internet Protocol corporate networks regardless of the type of technology platform used.

Internet/Web Service Providers
America Online, Inc.                                                        AOL
America Online is a premier online service company. Over the last four years, sales have grown as the company aggressively sought new customers and formed strategic alliances.

BroadVision, Inc.                                                           BVSN
BroadVision is a leading supplier of Internet application solutions. It has experienced significant sales growth over the last several years as the demand for Internet applications has soared worldwide.

MCI WorldCom, Inc.                                                          WCOM
MCI WorldCom offers an array of solutions for residential and small business communications needs, including Internet. Its Internet expansion comes amidst a dramatic increase in market demand for Internet bandwidth.

Network Solutions, Inc.                                                     NSOL
Network Solutions is a pioneer of Web addresses. It acts as the exclusive registrar of Internet domain names within the .com .org. .net and .edu top-level domains.

Sapient Corporation                                                         SAPE
Sapient is a leading e-services consulting company providing Internet strategy consulting and sophisticated Internet-based solutions.

TMP Worldwide, Inc.                                                         TMPW
TMP Worldwide is the onsite recruitment leader with career sites such as The Monster Board, Online Career Center, Be The Boss and MedSearch. Clients include 450 of the Fortune 500 companies.


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USWeb Corporation                                                           USWB
USWeb provides a comprehensive range of Intranet, Extranet and Web site solutions and services to medium- and large-sized companies.

Yahoo! Inc.                                                                 YHOO
Yahoo! is a global Internet media company offering a network of branded
World Wide Web programming.

Internet e-Commerce
eBay, Inc.                                                                  EBAY
eBay is the world's largest personal online trading community, in which buyers and sellers are brought together in an automated and entertaining auction format to buy and sell personal items.

Sykes Enterprises, Inc.                                                     SYKE
Sykes Enterprises operates e-commerce centers and technical call centers through branch offices located in 13 countries on four continents.

Defined AssetFunds
Buy With Knowledge o  Hold With Confidence

EQUITY INVESTOR FUNDS

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Standard & Poor's Intrinsic Value Portfolio

Index Series
S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS
Corporate Funds
Government Funds
Municipal Funds

Connect with the Future!

You can get started today with the Internet Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.
o There can be no assurance that the Portfolio will meet its objective.
o This Portfolio consists entirely of stocks in the Internet industry. This industry is subject to special risks including intense competition and rapid obsolescence. Adverse developments in this industry or in particular stocks could affect the value of the Portfolio.
o The Portfolio is not appropriate for investors seeking current income or capital preservation and should not be considered a complete investment plan.
o The value of your investment will fluctuate with the prices of the underlying stocks.
o Internet stock prices can be extremely volatile as compared to other types of investments.
o The price you receive when you sell may be more or less than your cost.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%) for individuals.


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Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%.

                                        As % of Public       Amount Per
                                        Offering Price       1,000 Units
------------------------------------------------------------------------
Initial Sales Charge                         1.00%              $10.00
Deferred Sales Charge                        1.75%              $17.50
                                        ================================
Maximum Sales Charge                         2.75%              $27.50

Estimated Annual Expenses
(as a % of net assets)                       0.186%             $ 1.84

Estimated Organization Costs                                    $ 1.46
------------------------------------------------------------------------

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

          Amount                                  Total Sales Charge as a % of
         Purchased                                    Public Offering Price
--------------------------------------------------------------------------------

Less than $50,000                                             2.75%
$50,000 to $99,999                                            2.50%
$100,000 to $249,999                                          2.00%
$250,000 to $999,999                                          1.75%
$1,000,000 or more                                            1.00%
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The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

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2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC
Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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